UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                  (811-05037)
                                   ----------
                       Investment Company Act file number

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period:  MARCH 31, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                              WOMEN'S EQUITY FUND
                                 ANNUAL REPORT

                           (WOMEN'S EQUITY FUND LOGO)

                                   Year Ended
                                 March 31, 2005

                              WOMEN'S EQUITY FUND
April 30, 2005

Dear Shareholders:

Now into our twelfth year, we look forward to continuing our mission to promote the social and economic status of women in the workplace. As a reminder that there is still much work to be done, Harvard University president, Larry Summers, recently attributed the cause of under-representation of women in engineering and science to "issues of intrinsic aptitude." Summers also argued that top leadership positions in academia, business, and law require time commitment that many women are unable or unwilling to make. We do not accept Mr. Summers' assertion. The education gap between women and men is disappearing in most fields, but women still shoulder the responsibility of caring for home, children, and elderly parents. We need corporations to understand this bias and take this into consideration when hiring and promoting women employees. Those women who take time off from work to care for their young children or elderly parents often want to return to their careers, but are penalized in their earning power. Companies must examine their policies regarding hiring and retaining qualified employees. Flexible career paths can allow employees to increase or decrease their professional responsibilities at different stages of their career. That would be a smart solution that can give US corporations an advantage in the competitive global market. We continue to believe that companies that make use of the talents of all their employees, including women, are best equipped to be more profitable over the long run.

  As of March 31, 2005 the Women's Equity Fund's average total returns were as follows:

                        One        Three      Five       Ten    From inception
                        Year       Years      Years     Years      10/1/93
                        ----       -----      -----     -----      -------
Women's Equity Fund     5.66%      3.46%      1.81%     10.03%       9.18%
S&P 500 Index           6.69%      2.75%     -3.16%     10.79%      10.55%

  Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 888-552-9363 or visiting www.womens-equity.com.

The Fund imposes a 2.00% redemption fee on shares held for less than two months.

According to the Fund's Portfolio Manager, the investment environment during the period from March 31, 2004, through March 31, 2005, was dominated by the sharp and persistent rise in energy prices. Oil, which at the beginning of the period cost about $30 per barrel, traded at $57 on March 31, 2005. This had a powerful effect on the performance of energy company stocks, pushing the sector, as measured by the Standard and Poor's 500, over 40% higher, at a time when the balance of the market barely managed to eke out low single digit returns. While the Women's Equity Fund partly participated in this trend, our approach to this sector has been, and remains cautious. Other strategic decisions, like our limited exposure to technology stocks, aided performance, as did our focus on innovative medical device companies and our long held discipline of emphasizing companies with strong financial characteristics. Nonetheless, the Fund's total return fell short of the return for the Standard and Poor's 500 by approximately one percentage point in the past year.

Our assessment of the current market conditions remains positive. Historically low interest rates on long term government securities, controlled inflation despite the spike in oil prices, and a stock market price-to-earnings ratio that we consider reasonable, all bode well for the markets in the year ahead. In addition, we believe that the quality of earnings currently being reported by most companies is well above what we had observed during much of the past ten years. This provides some confidence that the steady progress of earnings results since the recent recession will continue. As always, this outlook entails several risks. For instance, oil prices, which have recently moderated, could begin to resume their rise, the U.S. trade deficit could finally become so burdensome that it causes a loss of confidence in our bond market, or the outflow of jobs to low wage countries could harm consumer confidence and slow the growth in personal consumption.

The Fund's portfolio, while broadly diversified, is positioned to participate in the continued moderate pace of economic growth. Healthcare and finance stocks account for a substantial portion of the portfolio. In the former, we see still greater opportunities for medical device and distribution companies. Among finance companies, we believe low valuations and high and sustainable levels of profitability should drive prices higher. While we continue to hold a lower than market weight in technology, we are now finding more opportunities among leading companies at reasonable prices. Finally, we retain our cautious stance in the energy sector. While energy stocks add importantly to the Fund's diversification, we believe that ultimately the normal forces of supply and demand, as well as critical environmental issues affecting the oil industry, are likely to limit the returns in this sector.

  We appreciate your investment in the Women's Equity Fund and always welcome your comments and suggestions.

  Sincerely yours,

  /s/Linda C.Y. Pei
  Linda C.Y. Pei
  President

MUTUAL FUND INVESTING INVOLVES RISK.  PRINCIPAL LOSS IS POSSIBLE.

The opinions expressed above are those of the fund manager, are subject to change, and any forecasts made cannot be guaranteed.

Please see the attached Annual Report for index descriptions and fund holdings.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor.  (05/05)

SECTOR ALLOCATION at March 31, 2005 (Unaudited)

Consumer Discretionary                                  8.5%
Consumer Staples                                       12.0%
Energy                                                  5.9%
Financials                                             20.9%
Telecommunication Services                              1.3%
Health Care                                            16.9%
Industrials                                            11.5%
Information Technology                                 12.5%
Materials                                               5.3%
Microfinance Securities                                 1.5%
Cash*<F1>                                               3.7%

*<F1>     Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended March 31, 2005 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than two months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          Beginning        Ending           Expenses Paid
                           Account         Account        During the Period
                        Value 10/1/04   Value 3/31/05  10/1/04 - 3/31/05*<F2>
                        -------------   -------------  ----------------------
Actual                      $1,000         $1,050              $7.67
Hypothetical (5% annual
  return before expenses)    1,000          1,017               7.54

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

           Date               Women's Equity Fund          S&P 500 Index
           ----               -------------------          -------------
          3/31/95                   $10,000                    $10,000
          3/31/96                   $11,617                    $13,210
          3/31/97                   $12,537                    $15,830
          3/31/98                   $18,902                    $23,428
          3/31/99                   $21,692                    $27,752
        3/31/2000                   $23,775                    $32,731
        3/31/2001                   $21,428                    $25,635
        3/31/2002                   $23,483                    $25,697
        3/31/2003                   $18,610                    $19,334
        3/31/2004                   $24,610                    $26,124
        3/31/2005                   $26,003                    $27,872

                          Average Annual Total Return
                          Period Ended March 31, 2005
                       1 Year                       5.66%
                       5 Year                       1.81%
                       10 Year                     10.03%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 1995.

Past performance is not predictive of future performance and this chart does not imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at March 31, 2005

     SHARES                                                          VALUE
     ------                                                          -----
COMMON STOCKS: 94.8%
AUTOMOBILES & COMPONENTS: 1.6%
       4,000   Harley-Davidson, Inc.                              $   231,040
       6,500   Lear Corp.                                             288,340
                                                                  -----------
                                                                      519,380
                                                                  -----------
BANKS: 13.0%
      13,000   AmSouth Bancorp                                        337,350
      18,000   Bank of America Corp.                                  793,800
      10,000   Comerica, Inc.                                         550,800
      13,025   Commerce Bancshares, Inc.                              627,805
       4,000   Fannie Mae                                             217,800
       3,500   SunTrust Banks, Inc.                                   252,245
       9,000   Wachovia Corp.                                         458,190
       8,000   Wells Fargo & Co.                                      478,400
      16,000   Wilmington Trust Corp.                                 561,600
                                                                  -----------
                                                                    4,277,990
                                                                  -----------
CAPITAL GOODS: 9.8%
       7,000   3M Co.                                                 599,830
       5,000   Carlisle Cos., Inc.                                    348,850
      12,000   Dover Corp.                                            453,480
       8,000   Illinois Tool Works, Inc.                              716,240
      10,000   Teleflex, Inc.                                         511,800
       9,500   W.W. Grainger, Inc.                                    591,565
                                                                  -----------
                                                                    3,221,765
                                                                  -----------
CONSUMER DURABLES & APPAREL: 1.6%
       6,000   Jones Apparel Group, Inc.                              200,940
      11,000   Leggett & Platt, Inc.                                  317,680
                                                                  -----------
                                                                      518,620
                                                                  -----------
DIVERSIFIED FINANCIALS: 6.0%
       3,000   The Charles Schwab Corp.                                31,530
      25,000   MBNA Corp.                                             613,750
      10,000   Northern Trust Corp.                                   434,400
       7,000   State Street Corp.                                     306,040
      10,000   T. Rowe Price Group, Inc.                              593,800
                                                                  -----------
                                                                    1,979,520
                                                                  -----------
ENERGY: 5.8%
       4,000   Apache Corp.                                           244,920
      27,000   BP PLC - Sponsored ADR                               1,684,800
                                                                  -----------
                                                                    1,929,720
                                                                  -----------
FOOD & STAPLES RETAILING: 4.3%
      14,000   Costco Wholesale Corp.                                 618,520
      22,000   Sysco Corp.                                            787,600
                                                                  -----------
                                                                    1,406,120
                                                                  -----------
FOOD BEVERAGE & TOBACCO: 3.7%
      10,000   Hershey Foods Corp.                                    604,600
      12,000   PepsiCo, Inc.                                          636,360
                                                                  -----------
                                                                    1,240,960
                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES: 10.5%
       7,000   Beckman Coulter, Inc.                                  465,150
       6,000   Becton, Dickinson & Co.                                350,520
      10,000   Biomet, Inc.                                           363,000
       7,000   C.R. Bard, Inc.                                        476,560
      11,000   Henry Schein, Inc.*<F3>                                394,240
      17,000   IMS Health, Inc.                                       414,630
      10,500   Medtronic, Inc.                                        534,975
       3,600   Respironics, Inc.*<F3>                                 209,772
       6,000   Stryker Corp.                                          267,660
                                                                  -----------
                                                                    3,476,507
                                                                  -----------
HOUSEHOLD & PERSONAL PRODUCTS: 4.0%
       9,000   Alberto-Culver Co.                                     430,740
       9,500   Avon Products, Inc.                                    407,930
       9,000   Colgate-Palmolive Co.                                  469,530
                                                                  -----------
                                                                    1,308,200
                                                                  -----------
INSURANCE: 1.9%
       8,000   Chubb Corp.                                            634,160
                                                                  -----------
MATERIALS: 5.3%
      15,000   Bemis Co.                                              466,800
      10,000   Ecolab, Inc.                                           330,500
      11,000   Praxair, Inc.                                          526,460
       7,000   Sigma-Aldrich Corp.                                    428,750
                                                                  -----------
                                                                    1,752,510
                                                                  -----------
MEDIA: 1.8%
       8,000   McClatchy Co. - Class A                                593,280
                                                                  -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 6.4%
       6,000   Amgen, Inc.*<F3>                                       349,260
      10,000   Johnson & Johnson                                      671,600
       9,000   Novartis AG - ADR                                      421,020
      11,000   Pfizer, Inc.                                           288,970
      12,000   Teva Pharmaceutical Industries, Ltd. -
                 Sponsored ADR                                        372,000
                                                                  -----------
                                                                    2,102,850
                                                                  -----------
RETAILING: 3.6%
      10,000   Home Depot, Inc.                                       382,400
      12,000   Ross Stores, Inc.                                      349,680
      18,500   TJX Cos., Inc.                                         455,655
                                                                  -----------
                                                                    1,187,735
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.0%
      22,000   Applied Materials, Inc.*<F3>                           357,500
      27,000   Intel Corp.                                            627,210
                                                                  -----------
                                                                      984,710
                                                                  -----------
SOFTWARE & SERVICES: 4.2%
       5,000   Adobe Systems, Inc.                                    335,850
       5,500   Automatic Data Processing, Inc.                        247,225
      18,000   Microsoft Corp.                                        435,060
      30,000   Oracle Corp.*<F3>                                      374,400
                                                                  -----------
                                                                    1,392,535
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 5.2%
      15,000   Dell, Inc.*<F3>                                        576,300
       6,000   Diebold, Inc.                                          329,100
       6,000   International Business Machines Corp.                  548,280
      18,000   Nokia Corp. - Sponsored ADR                            277,740
                                                                  -----------
                                                                    1,731,420
                                                                  -----------
TELECOMMUNICATION SERVICES: 1.3%
         500   Alltel Corp.                                            27,425
       9,000   BellSouth Corp.                                        236,610
       7,000   SBC Communications, Inc.                               165,830
                                                                  -----------
                                                                      429,865
                                                                  -----------
TRANSPORTATION: 1.8%
       8,000   United Parcel Service, Inc. - Class B                  581,920
                                                                  -----------
TOTAL COMMON STOCKS
  (cost $25,519,077)                                               31,269,767
                                                                  -----------

    PRINCIPAL
     AMOUNT
     ------
MICROFINANCE SECURITIES: 1.5%
    $500,000   BlueOrchard Microfinance Securities
                 I, LLC, 4.936%, 7/31/11+<F4>
                 (cost $500,000)                                      495,000
                                                                  -----------

     SHARES
     ------
SHORT-TERM INVESTMENT: 2.5%
MONEY MARKET INVESTMENT: 2.5%
     838,010   Federated Cash Trust Money Market
                 (cost $838,010)                                      838,010
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $26,857,087):  98.8%                                       32,602,777
Other Assets in excess of Liabilities: 1.2%                           384,271
                                                                  -----------
NET ASSETS: 100.0%                                                $32,987,048
                                                                  -----------
                                                                  -----------
*<F3>     Non-income producing security.

+<F4> Restricted security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees. See Note 7.

ADR - American Depositary Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2005

ASSETS
  Investments in securities, at value (cost $26,857,087)        $32,602,777
  Cash                                                                   85
  Receivables:
     Investments sold                                               332,668
     Fund shares sold                                                81,618
     Dividends and interest                                          44,521
  Prepaid expenses                                                    9,424
                                                                -----------
       Total assets                                              33,071,093
                                                                -----------
  LIABILITIES
  Payables:
     Fund shares redeemed                                            22,010
     Advisory fees                                                   11,481
     Administration fees                                              5,394
     Custody fees                                                       920
     Distribution fees                                               19,217
     Fund accounting fees                                             3,645
     Transfer agent fees                                              4,251
     Chief compliance officer fees                                    1,667
  Accrued expenses and other liabilities                             15,460
                                                                -----------
       Total liabilities                                             84,045
                                                                -----------
NET ASSETS                                                      $32,987,048
                                                                -----------
                                                                -----------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($32,987,048/1,611,072 shares outstanding; unlimited
    number of shares authorized without par value)                   $20.48
                                                                     ------
                                                                     ------
  COMPONENTS OF NET ASSETS
  Paid-in capital                                               $27,170,012
  Accumulated net investment income                                  69,250
  Accumulated net realized gain on investments                        2,096
  Net unrealized appreciation on investments                      5,745,690
                                                                -----------
       Net assets                                               $32,987,048
                                                                -----------
                                                                -----------
See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2005

INVESTMENT INCOME
  Income
     Dividends (net of $956 foreign withholding tax)             $  447,967
     Interest                                                        25,166
                                                                 ----------
       Total income                                                 473,133
                                                                 ----------
  Expenses
     Advisory fees                                                  262,846
     Distribution fees                                               65,711
     Administration fees                                             52,569
     Transfer agent fees                                             41,363
     Fund accounting fees                                            23,737
     Registration fees                                               17,002
     Audit fees                                                      16,280
     Reports to shareholders                                         13,251
     Legal fees                                                       9,871
     Custody fees                                                     6,167
     Trustee fees                                                     5,356
     Chief compliance officer fees                                    5,000
     Miscellaneous                                                    2,006
     Insurance expense                                                1,464
                                                                 ----------
       Total expenses                                               522,623
       Less: fees waived (see Note 3)                              (128,354)
                                                                 ----------
       Net expenses                                                 394,269
                                                                 ----------
          NET INVESTMENT INCOME                                      78,864
                                                                 ----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                  138,543
  Change in net unrealized appreciation on investments            1,156,359
                                                                 ----------
     Net realized and unrealized gain on investments              1,294,902
                                                                 ----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $1,373,766
                                                                 ----------
                                                                 ----------
See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED         YEAR ENDED
                                            MARCH 31, 2005     MARCH 31, 2004
                                            --------------     --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
  Net investment income (loss)                $    78,864       $    (5,139)
  Net realized gain on investments                138,543           188,152
  Change in net unrealized appreciation/
    depreciation on investments                 1,156,359         4,269,862
                                              -----------       -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                1,373,766         4,452,875
                                              -----------       -----------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                      (25,989)               --
                                              -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding
    shares (a)<F5> (b)<F6>                     10,037,312         4,292,557
                                              -----------       -----------
     Total increase in net assets              11,385,089         8,745,432
                                              -----------       -----------
NET ASSETS
  Beginning of year                            21,601,959        12,856,527
                                              -----------       -----------
  End of year (including accumulated
    net investment income of $69,250
    and $16,375, respectively)                $32,987,048       $21,601,959
                                              -----------       -----------
                                              -----------       -----------

(a)<F5>   A summary of capital share transactions is as follows:


                                              YEAR ENDED                              YEAR ENDED
                                            MARCH 31, 2005                          MARCH 31, 2004
                                       Shares            Value                 Shares            Value
                                       ------            -----                 ------            -----
Shares sold                           622,701         $12,521,562             332,381          $5,991,316
Shares reinvested                       1,190              24,917                  --                  --
Shares redeemed (b)<F6>              (126,044)         (2,509,167)            (95,560)         (1,698,759)
                                     --------         -----------             -------          ----------
Net increase                          497,847         $10,037,312             236,821          $4,292,557
                                     --------         -----------             -------          ----------
                                     --------         -----------             -------          ----------

(b)<F6>   Net of redemption fees of $803 and $0, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year


                                                                               YEAR ENDED MARCH 31,
                                                       2005            2004            2003              2002           2001
                                                       ----            ----            ----              ----           ----
Net asset value, beginning of year                    $19.40          $14.67          $18.50            $17.41         $20.76
                                                      ------          ------          ------            ------         ------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                       0.05           (0.01)           0.01             (0.03)         (0.07)
     Net realized and unrealized
       gain (loss) on investments                       1.05            4.74           (3.84)             1.66          (1.87)
                                                      ------          ------          ------            ------         ------
     Total from investment operations                   1.10            4.73           (3.83)             1.63          (1.94)
                                                      ------          ------          ------            ------         ------

LESS DISTRIBUTIONS:
     From net investment income                        (0.02)             --              --                --             --
     From net realized gain                               --              --              --             (0.54)         (1.41)
                                                      ------          ------          ------            ------         ------
Total distributions                                    (0.02)             --              --             (0.54)         (1.41)
                                                      ------          ------          ------            ------         ------
Paid in capital from redemption fees (see Note 2)       0.00^<F7>         --              --                --             --
                                                      ------          ------          ------            ------         ------
Net asset value, end of year                          $20.48          $19.40          $14.67            $18.50         $17.41
                                                      ------          ------          ------            ------         ------
                                                      ------          ------          ------            ------         ------
Total return                                            5.66%          32.24%         (20.75)%            9.59%         (9.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)                     $33.0           $21.6           $12.9             $12.7          $10.6
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                1.98%           2.14%           2.48%             2.62%          2.48%
After fees waived and expenses absorbed                 1.50%           1.50%           1.50%             1.50%          1.50%
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed               (0.18)%         (0.67)%         (1.01)%           (1.33)%        (1.35)%
After fees waived and expenses absorbed                 0.30%          (0.03)%         (0.03)%           (0.21)%        (0.37)%
Portfolio turnover rate                                 8.08%          15.50%          16.31%            14.64%         16.24%



^<F7>     Amount is less than $0.01 per share.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

  The Women's Equity Fund (the "Fund"), formerly Women's Equity Mutual Fund, is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Women's Equity Fund began operations on October 1, 1993. The investment objective of the Women's Equity Fund is to provide long-term capital appreciation.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

  B. Redemption Fee. Effective September 1, 2004, the Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

  C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required. The Fund's tax year end was January 31, and has changed to March 31 starting with 2005. At March 31, 2005 the Fund had a capital loss carryforward available for federal income tax purposes of $2,910, which expires in 2013, to offset future gains.

  D. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2005, there were no permanent items identified that have been reclassified among components of net assets.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  FEMMX Financial (the "Advisor"), formerly Pro-Conscience Funds, Inc., provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund. For the year ended March
31, 2005, the Women's Equity Fund incurred $262,846 in advisory fees. Boston Trust Investment Management, Inc. (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

  The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended March 31, 2005, the Advisor waived fees of $128,354.

  At March 31, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $361,867. The Advisor may recapture a portion of the above amount no later than the dates as stated below:
                                  March 31,
               -----------------------------------------------
               2006                 2007                  2008
               ----                 ----                  ----
             $123,617             $109,896              $128,354

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

  For its services, the Administrator receives a monthly fee at the following annual rate:

         Under $15 million              $30,000
         $15 to $50 million             0.20% of average daily net assets
         $50 to $100 million            0.15% of average daily net assets
         $100 to $150 million           0.10% of average daily net assets
         Over $150 million              0.05% of average daily net assets

  For the year ended March 31, 2005, the Women's Equity Fund incurred $52,569 in administration fees.

  U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

  Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

  For the year ended March 31, 2005, the Women's Equity Fund was allocated $5,000 in Chief Compliance Officer fees.

 NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the year ended March 31, 2005, pursuant to the plan, the Fund paid fees of $65,711 to the Advisor.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from the sale of securities for the period ended March 31, 2005 excluding short-term investments, were $11,954,388 and $2,056,110, respectively, for the Women's Equity Fund.

 NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 14, 2004, a distribution of $0.0188 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 15, 2005. The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:
                                                         2005         2004
                                                         ----         ----
     Distributions paid from:
       Ordinary Income for tax year ended 1/31/05      $25,989        $ --

  Effective March 31, 2005, the Fund changed its tax year end from January 31 to March 31. As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

     Cost of investments (a)<F8>                                $26,857,087
                                                                -----------
                                                                -----------
     Gross tax unrealized appreciation                            6,261,013
     Gross tax unrealized depreciation                             (515,323)
                                                                -----------
     Net tax unrealized appreciation                            $ 5,745,690
                                                                -----------
                                                                -----------
     For the tax year ended 1/31/05:
     Undistributed ordinary income                              $    21,674
     Undistributed long-term capital gain                             5,006
                                                                -----------
     Total distributable earnings                               $    26,680
                                                                -----------
                                                                -----------
     For the tax period ended 3/31/05:
     Undistributed ordinary income                              $    47,576
     Capital loss carryfoward                                        (2,910)
                                                                -----------
     Total distributable earnings                               $    44,666
                                                                -----------
                                                                -----------
     Total accumulated earnings/(losses)                        $ 5,817,036
                                                                -----------
                                                                -----------

(a)<F8> At March 31, 2005, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

 NOTE 7 - INVESTMENTS IN RESTRICTED SECURITIES

  Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund's investment objective and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. As of March 31, 2005, the Fund was invested in the following restricted security:



                                  Acquisition             Principal                                                    % Net
Security                              Date                 Amount              Cost                  Value            Assets
--------                              ----                 ------              ----                  -----            ------
BlueOrchard Microfinance
Securities I, LLC,
4.936%, 7/31/11                     7/26/04              $500,000              $500,000              $495,000           1.5%


                             REPORT OF INDEPENDENT
                       REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
  WOMEN'S EQUITY FUND
THE BOARD OF TRUSTEES OF
  PROFESSIONALLY MANAGED PORTFOLIOS

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Women's Equity Fund (formerly Women's Equity Mutual Fund), a series of Professionally Managed Portfolios, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Women's Equity Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
APRIL 22, 2005

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

  The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series subject to the Trustees' supervision. The Trustees approve all significant agreements between the Trust, the Fund, and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent.

  The Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


                                                                                                NUMBER
                                                                                                OF PORTFOLIOS
                                                  TERM OF             PRINCIPAL                 IN FUND
                              POSITION            OFFICE AND          OCCUPATION                COMPLEX***<F11>     OTHER
NAME, ADDRESS                 WITH                LENGTH OF           DURING PAST               OVERSEEN BY         DIRECTORSHIPS
AND AGE                       THE TRUST           TIME SERVED         FIVE YEARS                TRUSTEES            HELD
-------------                 ---------           -----------         ----------                --------            -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                  --------------------------------
Dorothy A. Berry*<F9>         Chairman            Indefinite          President, Talon               1              None.
(born 1943)                   and                 Term                Industries, Inc.
2020 E. Financial Way         Trustee             since               (administrative,
Suite 100                                         May 1991.           management and business
Glendora, CA 91741                                                    consulting); formerly
                                                                      Chief Operating Officer,
                                                                      Integrated Asset
                                                                      Management (investment
                                                                      advisor and manager) and
                                                                      formerly President, Value
                                                                      Line, Inc. (investment
                                                                      advisory and financial
                                                                      publishing firm).

Wallace L. Cook*<F9>          Trustee             Indefinite          Financial Consultant;          1              None.
(born 1939)                                       Term                formerly Senior Vice
2020 E. Financial Way                             since               President, Rockefeller
Suite 100                                         May 1991.           Trust Co.; Financial
Glendora, CA 91741                                                    Counselor, Rockefeller
                                                                      & Co.

Carl A. Froebel*<F9>          Trustee             Indefinite          Owner, Golf Adventures,        1              None.
(born 1938)                                       Term                LLC, (Vacation Services).
2020 E. Financial Way                             since               Formerly President and
Suite 100                                         May 1991.           Founder, National Investor
Glendora, CA 91741                                                    Data Services, Inc.
                                                                      (investment related
                                                                      computer software).

Rowley W.P. Redington*<F9>    Trustee             Indefinite          President; Intertech           1              None.
(born 1944)                                       Term                Computer Services Corp.
2020 E. Financial Way                             since               (computer services and
Suite 100                                         May 1991.           consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F10>     Trustee             Indefinite          Consultant since July          1              Trustee,
(born 1950)                                       Term                2001; formerly, Executive                     Managers
2020 E. Financial Way                             since               Vice President, Investment                    Funds;
Suite 100                                         May 1991.           Company Administration,                       Trustee,
Glendora, CA 91741                                                    LLC ("ICA") (mutual                           Managers
                                                                      fund administrator).                          AMG Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky              President           Indefinite          Vice President, U.S.           1              Not
(born 1947)                                       Term since          Bancorp Fund Services,                        Applicable.
2020 E. Financial Way                             August 2002.        LLC since July 2001;
Suite 100                     Chief               Indefinite          formerly, Senior Vice
Glendora, CA 91741            Compliance          Term since          President, ICA (May
                              Officer             September           1997-July 2001).
                                                  2004

Eric W. Falkeis               Treasurer           Indefinite          Vice President, U.S.           1              Not
(born 1973)                                       Term                Bancorp Fund Services,                        Applicable.
615 East Michigan St.                             since               LLC since 1997; Chief
Milwaukee, WI 53202                               August 2002.        Financial Officer, Quasar
                                                                      Distributors, LLC since
                                                                      2000.

Chad E. Fickett               Secretary           Indefinite          Assistant Vice President,      1              Not
(born 1973)                                       Term                U.S. Bancorp Fund                             Applicable
615 East Michigan St.                             since               Services, LLC since
Milwaukee, WI 53202                               March 2002.         July 2000.


*<F9> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.

**<F10> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.

***<F11> The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

  The Women's Equity Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on From N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 811-0221.
Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------
INFORMATION ABOUT PROXY VOTING (Unaudited)

  A description of the policies and procedures that the Women's Equity Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0221. Furthermore, you can obtain the Fund's proxy voting policies and procedures on the Fund's website at www.womens-equity.com or through the SEC's website at www.sec.gov.
---------------------                                 -----------

  Information regarding how the Women's Equity Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0221. Furthermore, you can obtain the Fund's proxy voting records on the Fund's website at www.womens-equity.com or through the SEC's website at www.sec.gov.
           ---------------------                                 -----------

                               INVESTMENT ADVISOR
                                FEMMX FINANCIAL
                              Linda Pei, President
                         625 Market Street, 16th Floor
                        San Francisco, California  94105
                             www.womens-equity.com
                                 (415) 547-9135
                                 (888) 552-9363

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                        U.S. BANK, NATIONAL ASSOCIATION
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin  53201-0701
                                 (866) 811-0221

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                             Julie Allecta, Partner
                         Catherine MacGregor, Associate
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

                              Women's Equity Fund
                                 Symbol - FEMMX
                               CUSIP - 742935604

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                              THE WOMEN'S EQUITY FUND


                          FYE  3/31/2005     FYE  3/31/2004
                          --------------     --------------

Audit Fees                   $14,500             $14,000
Audit-Related Fees             N/A                 N/A
Tax Fees                      $2,000             $2,000
All Other Fees                 N/A                 N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

                            THE WOMEN'S EQUITY FUND


Non-Audit Related Fees         FYE  3/31/2005     FYE  3/31/2004
----------------------         --------------     --------------

Registrant                          N/A                N/A
Registrant's Investment             N/A                N/A
Adviser


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)  /s/Robert M. Slotky
                               -------------------
                               Robert M. Slotky, President

     Date   June 7, 2005
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Robert M. Slotky
                               -------------------
                               Robert M. Slotky, President

     Date   June 7, 2005
           ----------------

     By (Signature and Title)  /s/Eric W. Falkeis
                               ------------------
                               Eric W. Falkeis, Treasurer

     Date   June 9, 2005
           ---------------

* Print the name and title of each signing officer under his or her signature.